UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED September 30, 2011

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Athena Capital Management Inc.
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-12902

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Athena Capital Management Inc.
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Athena Capital Management Inc.
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  November 4, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 143
Form 13F Information Table Value Total: 114,447 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   16        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   37        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   303       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   443       168948     SH          SOLE            N/A         168948
                         $0.40
AH BELO CORP             COM CL A   001282102   884       210413     SH          SHARED-OTHER    N/A                  210413
AH BELO CORP             COM CL A   001282102   963       229400     SH          SOLE            N/A         229400
ALLIANCE FIBER OPTIC     COM NEW    018680306   226       32060      SH          SHARED-OTHER    N/A                  32060
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   30        4300       SH          SOLE            N/A         4300
PRODS I
AMERISERV FINANC INC     COM        03074A102   76        41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC     COM        03074A102   21        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP    COM        032037103   767       37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP    COM        032037103   481       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   1772      23950      SH          SHARED-OTHER    N/A                  23950
APCO OIL & GAS INTL      SHS        G0471F109   1998      27000      SH          SOLE            N/A         27000
ARGAN INC                COM        04010E109   127       12478      SH          SHARED-OTHER    N/A                  12478
ARGAN INC                COM        04010E109   170       16723      SH          SOLE            N/A         16723
ASML HOLDINGS            NY REG SHS N07059186   843       24418      SH          SHARED-OTHER    N/A                  24418
ASTRONICS CORP           COM        046433108   2071      73502      SH          SHARED-OTHER    N/A                  73502
ASTRONICS CORP           COM        046433108   2456      87145      SH          SOLE            N/A         87145
ATRION CORP              COM        049904105   409       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP              COM        049904105   1515      7400       SH          SOLE            N/A         7400
ATS CORP                 COM        00211E104   2655      842966     SH          SHARED-OTHER    N/A                  842966
ATS CORP                 COM        00211E104   3756      1192421    SH          SOLE            N/A         1192421
BCSB BANCORP INC         COM        055367106   86        7341       SH          SHARED-OTHER    N/A                  7341
BCSB BANCORP INC         COM        055367106   103       8765       SH          SOLE            N/A         8765
BELO CORP                COM SER A  080555105   1061      217000     SH          SHARED-OTHER    N/A                  217000
BELO CORP                COM SER A  080555105   1345      275000     SH          SOLE            N/A         275000
BENEFICIAL MUTUAL        COM        08173R104   186       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   121       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2211      81480      SH          SHARED-OTHER    N/A                  81480
CAMDEN NATIONAL CORP     COM        133034108   1016      37456      SH          SOLE            N/A         37456
CAPITAL SR LIVING CORP   COM        140475104   229       37094      SH          SHARED-OTHER    N/A                  37094
CAPITAL SR LIVING CORP   COM        140475104   318       51498      SH          SOLE            N/A         51498
CENTURY BANCORP INC      CL A       156432106   599       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   219       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   78        17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC          COM        12525D102   24        5500       SH          SOLE            N/A         5500
CHASE CORP               COM        16150R104   2875      267410     SH          SHARED-OTHER    N/A                  267410
CHASE CORP               COM        16150R104   1803      167767     SH          SOLE            N/A         167767
CHARTER FINL CORP WEST   COM        16122M100   423       45000      SH          SHARED-OTHER    N/A                  45000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   657       70000      SH          SOLE            N/A         70000
PT GA
CIMATRON LTD             ORD        M23798107   139       44400      SH          SHARED-OTHER    N/A                  44400
CIMATRON LTD             ORD        M23798107   336       107646     SH          SOLE            N/A         107646
CITIZENS & NORTHERN      COM        172922106   295       19900      SH          SHARED-OTHER    N/A                  19900
CORP
CITIZENS & NORTHERN      COM        172922106   400       27000      SH          SOLE            N/A         27000
CORP
CMS BANCORP INC          COM        12600U102   54        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   83        11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   316       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   803       34171      SH          SHARED-OTHER    N/A                  34171
DAWSON GEOPHYSICAL CO    COM        239359102   613       26087      SH          SOLE            N/A         26087
DELUXE CORP              COM        248019101   705       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP              COM        248019101   128       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC        CL B       257701300   173       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   152       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC        CL A       257701201   288       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   15        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   2722      82326      SH          SHARED-OTHER    N/A                  82326
DORMAN PRODUCTS INC      COM        258278100   1012      30605      SH          SOLE            N/A         30605
EAGLE BANCORP MONT INC   COM        26942G100   88        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   178       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   1260      68617      SH          SHARED-OTHER    N/A                  68617
EASTERN CO               COM        276317104   1020      55575      SH          SOLE            N/A         55575
ECOLOGY & ENVRNMT INC    CL A       278878103   469       29804      SH          SHARED-OTHER    N/A                  29804
ECOLOGY & ENVRNMT INC    CL A       278878103   660       41891      SH          SOLE            N/A         41891
EDAC TECHNOLOGIES CORP   COM        279285100   488       68696      SH          SHARED-OTHER    N/A                  68696
EDAC TECHNOLOGIES CORP   COM        279285100   1077      151711     SH          SOLE            N/A         151711
EMCLAIRE FINANCIAL       COM        290828102   183       12005      SH          SHARED-OTHER    N/A                  12005
ESCALADE INC             COM        296056104   989       200206     SH          SHARED-OTHER    N/A                  200206
ESCALADE INC             COM        296056104   491       99365      SH          SOLE            N/A         99365
EXCEED COMPANY LTD       UNIT       G32335120   1         31600      SH          SHARED-OTHER    N/A                  31600
                         11/08/11
EXCEED COMPANY LTD       UNIT       G32335120   0         15000      SH          SOLE            N/A         15000
                         11/08/11
FOSTER LB CO             COM        350060109   1982      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO             COM        350060109   426       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP        COM        35137T108   136       10692      SH          SOLE            N/A         10692
INC NEW
GIGA TRONICS INC         COM        375175106   28        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   3726      160264     SH          SHARED-OTHER    N/A                  160264
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   5414      232878     SH          SOLE            N/A         232878
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   3065      227000     SH          SHARED-OTHER    N/A                  227000
GLOBECOMM SYSTEMS INC    COM        37956X103   2398      177598     SH          SOLE            N/A         177598
GREAT LAKES DREDGE       COM        390607109   841       207100     SH          SHARED-OTHER    N/A                  207100
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   849      209207      SH          SOLE            N/A         209207
& DOCK CO
GTSI CORP                COM        36238K103   973       212033     SH          SHARED-OTHER    N/A                  212033
GTSI CORP                COM        36238K103   913       198929     SH          SOLE            N/A         198929
INFUSYSTEM HLDGS INC     COM        45685K102   747       786700     SH          SHARED-OTHER    N/A                  786700
INFUSYSTEM HLDGS INC     COM        45685K102   1028      1082262    SH          SOLE            N/A         1082262
INVESTORS BANCORP INC    COM        46146P102   152       12000      SH          SOLE            N/A         12000
JACKSONVILLE BANCORP     COM        46924R106   150       11700      SH          SHARED-OTHER    N/A                  11700
INC MD
JACKSONVILLE BANCORP     COM        46924R106   249       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   757       254840     SH          SHARED-OTHER    N/A                  254840
JOURNAL COMMUNIC INC     CL A       481130102   838       282237     SH          SOLE            N/A         282237
KAPSTONE PAPER           COM        48562P103   4359      313814     SH          SHARED-OTHER    N/A                  313814
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   6232      448634     SH          SOLE            N/A         448634
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   338       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   134       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   98        16575      SH          SOLE            N/A         16575
MER TELEMANAGEMENT       SHS        M69676126   43        33750      SH          SHARED-OTHER    N/A                  33750
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   26        20600      SH          SOLE            N/A         20600
SOLUTIONS
MOD-PAC CORP             COM        607495108   389       68678      SH          SHARED-OTHER    N/A                  68678
MOD-PAC CORP             COM        607495108   469       82700      SH          SOLE            N/A         82700
MUTUALFIRST FINL INC     COM        62845B104   198       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL INC     COM        62845B104   40        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   536       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   341       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   180       7479       SH          SHARED-OTHER    N/A                  7479
NORWOOD FINANCIAL CORP   COM        669549107   191       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   189       13200      SH          SHARED-OTHER    N/A                  13200
OBA FINANCIAL SVCS INC   COM        67424G101   317       22200      SH          SOLE            N/A         22200
OCONEE FED FINL CORP     COM        675607105   125       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   125       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   470       141200     SH          SHARED-OTHER    N/A                  141200
ONVIA INC                COM NEW    68338T403   842       252853     SH          SOLE            N/A         252853
PATHFINDER BANCORP INC   COM        70320A103   263       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   527       61679      SH          SOLE            N/A         61679
PENN MILLERS HLDG CORP   COM        707561106   376       18726      SH          SHARED-OTHER    N/A                  18726
PENN MILLERS HLDG CORP   COM        707561106   618       30817      SH          SOLE            N/A         30817
PMFG INC                 COM        69345P103   5058      321164     SH          SHARED-OTHER    N/A                  321164
PMFG INC                 COM        69345P103   4814      305631     SH          SOLE            N/A         305631
PROASSURANCE CORP        COM        74267C106   769       10679      SH          SHARED-OTHER    N/A                  10679
PROASSURANCE CORP        COM        74267C106   252       3500       SH          SOLE            N/A         3500
PROV & WOR RAILRD CO     COM        743737108   317       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   19        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   92        11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   147       17869      SH          SOLE            N/A         17869
SCRIPPS EW CO OHIO       CL A NEW   811054402   947       135333     SH          SHARED-OTHER    N/A                  135333
SCRIPPS EW CO OHIO       CL A NEW   811054402   1194      170531     SH          SOLE            N/A         170531
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   42        25100      SH          SHARED-OTHER    N/A                  25100
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   25        15000      SH          SOLE            N/A         15000
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   4         25000      SH          SHARED-OTHER    N/A                  25000
                         11/19/11
SUPERIOR UNIF GRP INC    COM        868358102   161       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   11        1000       SH          SOLE            N/A         1000
TECHE HOLDING CO         COM        878330109   407       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   251       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   741       38955      SH          SHARED-OTHER    N/A                  38955
TF FINANCIAL CORP        COM        872391107   344       18082      SH          SOLE            N/A         18082
UNITED ONLINE INC        COM        911268100   89        17000      SH          SHARED-OTHER    N/A                  17000
UNITED ONLINE INC        COM        911268100   91        17500      SH          SOLE            N/A         17500
UNIVERSAL STAINLESS      COM        913837100   755       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL        COM        911922102   2502      62701      SH          SHARED-OTHER    N/A                  62701
US LIME & MINERAL        COM        911922102   1553      38929      SH          SOLE            N/A         38929
VIRCO MANUFACTURING CO   COM        927651109   569       384756     SH          SHARED-OTHER    N/A                  384756
VIRCO MANUFACTURING CO   COM        927651109   667       450883     SH          SOLE            N/A         450883
YADKIN VLLY FNCL CORP    COM        984314104   8         5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   9         5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Scott M. Dubowsky, Sean W. McDowell and Beth N. Lowson, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 25th day of January, 2011.

						By: /s/ David P. Cohen
						   David P. Cohen